Fees Summary	Apr. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 953,000
Previously Paid Amount	0.00
Total Fee Amount	145.90
Total Offset Amount	0.00
Net Fee	145.90
Narrative - Max Aggregate Offering Price	$ 953,000
Final Prospectus	true